Debt (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Schedule of Outstanding Debt Instrument

The table below presents outstanding convertible notes as of the following:

	February 28, 2021	May 31, 2020
10% Fixed Convertible Promissory Note	$—	$152,500
Maxim Convertible Note	1,000,000	1,000,000
February 19, 2021 Convertible Note	1,650,000	-
	2,650,000	1,152,500
Less: Debt discount	(1,281,581)	(25,180)
Total Convertible notes	$1,368,419	$1,127,320

The table below presents outstanding debt instruments as of May 31:

	2020	2019
Sponsor loan	$-	$93,761
10% Fixed Convertible Promissory Note	152,500	-
Less Discount	(25,180)	-
Related Party Note	64,728	-
Convertible Note Payable	1,000,000	1,000,000

Total	$1,192,048	$1,093,761

Schedule of Prepayment of Debt Note

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

August 7, 2020 Self-Amortization Promissory Note [Member]
Schedule of Amortization Payments

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
12/07/2020	$40,075.75
01/07/2021	40,075.75
02/08/2021	40,075.75
03/08/2021	40,075.75
04/07/2021	40,075.75
05/07/2021	40,075.75
06/07/2021	40,075.75
07/07/2021	40,075.75
08/07/2021	39,952.34
Total:	$360,558.34